Securities - Summary of Non-Interest Revenue (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Interest Dividend and Fee Income [abstract]
FVTPL securities		$ 535	$ 30	$ 164
Gross realized gains		170	109	209
Gross realized (losses)		(113)	(13)	(123)
Impairment losses		(1)	(2)	(1)
Securities gains, other than trading	[1]	$ 591	$ 124	$ 249

[1]	The following amounts of income related to our insurance operations were included in non-interest revenue, insurance revenue, in our Consolidated Statement of Income: Interest, dividend and fee income of $379 million, $416 million and $407 million for the years ended October 31, 2021, 2020 and 2019, respectively; securities gains, other than trading, from FVOCI securities of $1 million, $19 million and $11 million for the years ended October 31, 2021, 2020 and 2019, respectively; and securities gains (losses), other than trading, from securities designated at FVTPL of $(202) million, $281 million and $1,006 million for the years ended October 31, 2021, 2020 and 2019, respectively.